Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Operating Segments

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2023 Total
Net interest income (2)	8,308	7,853	1,416	2,553	(1,449)	18,681
Non-interest revenue	2,519	1,573	5,978	3,897	(1,449)	12,518
Total Revenue	10,827	9,426	7,394	6,450	(2,898)	31,199
Provision for credit losses on impaired loans	784	380	5	9	2	1,180
Provision for credit losses on performing loans	146	130	13	9	700	998
Total provision for credit losses	930	510	18	18	702	2,178
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,939	–	–	1,939
Depreciation and amortization	573	889	300	337	–	2,099
Non-interest expense	4,197	4,613	3,662	3,942	2,706	19,120
Income (loss) before taxes and non-controlling interest in subsidiaries	5,127	3,414	1,475	2,153	(6,306)	5,863
Provision for (recovery of) income taxes	1,409	690	349	471	(1,433)	1,486
Reported net income (loss)	3,718	2,724	1,126	1,682	(4,873)	4,377
Non-controlling interest in subsidiaries	–	6	–	–	6	12
Net income (loss) attributable to bank shareholders	3,718	2,718	1,126	1,682	(4,879)	4,365
Average assets (3)	317,878	218,674	58,661	416,261	236,882	1,248,356

	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2022 Total
Net interest income (2)	7,449	5,037	1,188	3,197	(986)	15,885
Non-interest revenue	2,419	1,265	3,336	2,975	7,830	17,825
Total Revenue	9,868	6,302	4,524	6,172	6,844	33,710
Provision for (recovery of) credit losses on impaired loans	432	107	2	(32)	(7)	502
Provision for (recovery of) credit losses on performing loans	(91)	(90)	(4)	(11)	7	(189)
Total provision for (recovery of) credit losses	341	17	(2)	(43)	–	313
Insurance claims, commissions and changes in policy benefit liabilities	–	–	(683)	–	–	(683)
Depreciation and amortization	516	424	258	282	–	1,480
Non-interest expense	3,833	2,619	3,306	3,573	1,383	14,714
Income before taxes	5,178	3,242	1,645	2,360	5,461	17,886
Provision for income taxes	1,352	745	394	588	1,270	4,349
Reported net income	3,826	2,497	1,251	1,772	4,191	13,537
Average assets (3)	292,087	145,187	50,488	390,306	194,429	1,072,497

(1)	Corporate Services includes T&O.
(2)	Operating groups report on a teb – see Basis of Presentation section.
(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for 2023 are $1,145,632 million, including $303,855 million for Canadian P&C, $202,155 million for U.S. P&C, and $639,622 million for all other operating segments
,
including Corporate Services (2022 – Total: $979,341 million, Canadian P&C: $278,022 million, U.S. P&C: $138,094 million and all other operating segments: $563,225 million).

Summary of Bank's Financial Results by Geographic Region
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)				2023
	Canada	United States	Other countries	Total
Total Revenue	16,884	11,967	2,348	31,199
Income (loss) before taxes	4,407	(44)	1,500	5,863
Reported net income	3,025	129	1,223	4,377
Average Assets	655,887	541,045	51,424	1,248,356

				2022
Total Revenue	15,977	16,980	753	33,710
Income before taxes	7,335	10,526	25	17,886
Reported net income	5,557	7,894	86	13,537
Average Assets	600,607	416,885	55,005	1,072,497